Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2019	6,206	47,890	5,715	96,718	5,780	6,722	1,673	170,704
Effects on initial application of IFRS 16	—	—	—	—	(192)	—	—	(192)
Adjusted balance at January 1, 2019	6,206	47,890	5,715	96,718	5,588	6,722	1,673	170,512
Additions	—	7	119	292	433	315	2,240	3,406
Disposals	—	—	(4)	(2,308)	(524)	(331)	—	(3,167)
Transfer	—	(167)	746	1,748	180	139	(2,582)	64
Exchange differences	632	2,813	454	7,419	332	247	47	11,944
At December 31, 2019	6,838	50,543	7,030	103,869	6,009	7,092	1,378	182,759
Additions	—	—	138	239	265	363	15,691	16,696
Disposals	—	—	(31)	(6,129)	(483)	(205)	—	(6,848)
Transfer	—	680	152	1,157	115	17	(2,093)	28
Exchange differences	34	893	47	1,129	63	321	685	3,172
At December 31, 2020	6,872	52,116	7,336	100,265	5,969	7,588	15,661	195,807

Depreciation/Impairment
At January 1, 2019	—	(33,730)	(3,567)	(82,948)	(3,482)	(5,559)	—	(129,286)
Effects on initial application of IFRS 16	—	—	—	—	126	—	—	126
Adjusted balance at January 1, 2019	—	(33,730)	(3,567)	(82,948)	(3,356)	(5,559)	—	(129,160)
Depreciation charge for the year	—	(1,044)	(338)	(2,391)	(541)	(420)	—	(4,734)
Impairment	—	—	(1)	(550)	7	(2)	—	(546)
Disposals	—	—	4	2,274	477	329	—	3,084
Transfer	—	265	(265)	—	(64)	—	—	(64)
Exchange differences	—	(2,361)	(297)	(6,517)	(185)	(232)	—	(9,592)
At December 31, 2019	—	(36,870)	(4,464)	(90,132)	(3,662)	(5,884)	—	(141,012)
Depreciation charge for the year	—	(962)	(384)	(2,301)	(514)	(414)	—	(4,575)
Impairment	—	—	—	(198)	—	(4)	—	(202)
Disposals	—	—	21	6,128	438	203	—	6,790
Transfer	—	—	—	—	(56)	—	—	(56)
Exchange differences	—	(653)	(29)	(1,041)	(63)	(266)	—	(2,052)
At December 31, 2020	—	(38,485)	(4,856)	(87,544)	(3,857)	(6,365)	—	(141,107)

Net book value
At December 31, 2020	6,872	13,631	2,480	12,721	2,112	1,223	15,661	54,700
At December 31, 2019	6,838	13,673	2,566	13,737	2,347	1,208	1,378	41,747
At January 1, 2019	6,206	14,160	2,148	13,770	2,298	1,163	1,673	41,418